Derivative Instruments and Hedging Activities (Outstanding Derivative Instruments) (Details)	Dec. 31, 2019 USD ($)
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative, Notional Amount, Purchase (Sales), Net	$ 140,000,000.0